Earnings (Loss) per share	12 Months Ended
Dec. 31, 2020
Earnings (Loss) per share
Earnings (Loss) per share

26. Earnings (Loss) per share

Basic earnings per share are calculated in accordance with IAS 33 based on the earnings (or loss) attributable to VIA optronics AG shareholders and the weighted averages number of shares outstanding during the period.

The number of shares outstanding as of December 31, 2020 was 4,530,701 (2019: 3,000,000). The weighted average of shares outstanding for twelve months ended December 31, 2020 was 3,398,330 (2019: 2,991,600). In 2019, until legal formation of VIA optronics AG, 2,900,000 shares were used as the basis for the calculation of earnings per share based on the number of shares issued for the contribution in kind of VIA optronics GmbH.

There are currently no factors resulting in a dilution of earnings per share.

	2020	2019	2018
(Loss)/Income after taxes from continuing operations (attributable to VIA optronics AG shareholders) in EUR	(3,617,028)	(11,759,184)	3,959,134
Weighted average of shares outstanding	3,398,330	2,991,600	2,900,000
(Loss)/Earnings per share in EUR	(1.06)	(3.93)	1.37